Average Annual Total Returns - Invesco Investment Grade Defensive ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Invesco Investment Grade Defensive Index (reflects no deduction for fees, expenses or taxes) 1 Year	Invesco Investment Grade Defensive Index (reflects no deduction for fees, expenses or taxes) Since Inception	iBoxx USD Liquid Investment Grade Index (reflects no deduction for fees, expenses or taxes) 1 Year	iBoxx USD Liquid Investment Grade Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jul. 25, 2018	7.63%	6.29%	6.47%	5.06%	4.50%	4.27%	7.64%	6.37%	17.27%	11.54%